Registration Nos. 33-61122
                                                                        811-4819
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       _X_
                        Pre-Effective Amendment No.                       ___
                        Post-Effective Amendment No. 6                    _X_

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 22                          _X_

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                               (Name of Depositor)

                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
              (Address of Depositor's Principal Executive Offices)

                                 (317) 817-3700
               (Depositor's Telephone Number, including Area Code)

                             Michael A. Colliflower
                    Great American Reserve Insurance Company
                          11825 N. Pennsylvania Street
                              Carmel, Indiana 46032-4572
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate space):


__X___   immediately upon filing pursuant to paragraph (b) of Rule 485
______   on (date) pursuant to paragraph (b) of Rule 485
______   60 days after filing pursuant to paragraph (a) (1) of Rule 485
______   on [date] pursuant to paragraph (a) (1) of Rule 485.


If appropriate, check the following box:

     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Registered:
    Group Variable Deferred Annuity Contracts and Certificates




                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT C

                                    FORM N-4

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        Under The Securities Act of 1933


Form N-4
Item No.                                    PART A - Prospectus Caption
- --------                                             ------------------

 1.    Cover Page...................................       Cover Page

 2.    Definitions..................................       Definitions

 3.    Synopsis or Highlights.......................       Summary

 4.    Condensed Financial Information..............       Condensed Financial Information

 5.    General Description of Registrant,...........       Great American Reserve, Variable Account, and
       Depositor and Portfolio Companies                   Investment Options

 6.    Deductions and Expense.......................       Contract Charges

 7.    General Description of Variable..............       The Contracts
       Annuity Contracts


 8.    Annuity Period ..............................       The Contracts
                                                           Section B. Annuity Provisions

 9.    Death Benefit................................       The Contracts
                                                           Section B.  Annuity Provisions:  Death Benefit During
                                                           the Annuity Period

10.    Purchase and Contract Values.................       Great American Reserve, Variable Account, and
                                                           Investment Options
                                                           The Contracts
                                                           Section A. Accumulation Provisions

11.    Redemptions..................................       The Contracts
                                                           Section B. Annuity Provisions

12.    Taxes........................................       Federal Tax Status

13.    Legal Proceedings............................       Not Applicable

14.    Table of Contents of the Statement...........       Table of Contents of the Statement
       of Additional Information                           of Additional Information




Form N-4
Item No.
- --------
                                                                PART B - Statement of Additional Information
                                                                         -----------------------------------

15.    Cover Page...................................       Statement of Additional Information Cover Page

16.    Table of Contents............................       Table of Contents

17.    General Information and History..............       General Information and History

18.    Services.....................................       Not Applicable

19.    Purchase of Securities.......................       Not Applicable
       Being Offered

20.    Underwriters.................................       Distribution

21.    Calculation of Performance Data..............       Calculation of Yield Quotations, Calculation of
                                                           Performance Data, and Other Performance Data

22.    Annuity Payments.............................       Not Applicable

23.    Financial Statements.........................       Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.
--------------------------------------------------------------------------------

Parts A and B were filed in Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 33-61122 and 811-04819) and are incorporated herein by reference.

--------------------------------------------------------------------------------


                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

        (a) The financial statements of Great American Reserve Insurance Company and Great American Reserve Variable Annuity Account C are contained in Part B of this Registration Statement.

        (b) Exhibits
             (1) -- Resolution of the Board of Directors of Great American Reserve authorizing the reorganization of Separate Account dated July 27, 1992.

             (2) -- Not Applicable.

             (3) -- Form of Principal  Underwriting Agreement by and among Great
             American   Reserve,   Variable  Account  and  GARCO  Equity  Sales.

             (4) -- Form of Group Variable Retirement  Contract and Certificate.

             (5) --  Application  for  Contracts  listed at Exhibit 4.

             (6)(i) -- Articles of Incorporation of Great  American Reserve.**

             (6)(ii)-- By Laws of Great American Reserve.**

             (7)  -- Not Applicable.

             (8)(i) Form of Fund Participation Agreement by and among the Alger
                    American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.*

               (ii) Form of Fund Participation Agreement by and among Great
                    American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.*

              (iii) Form of Fund Participation Agreement by and between Great
                    American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.*

               (iv) Form of Fund Participation between Great American Reserve
                    Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.*

                (v) Form of Fund Participation Agreement by and between Lord
                    Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.*

               (vi) Form of Fund Participation Agreement by and between
                    American Century Investment Services, Inc. and Great American Reserve Insurance Company.*

              (vii) Form of Fund Participation Agreement between INVESCO
                    Variable Investment Funds, Inc. INVESCO Funds Group, Inc. and the Company.**

             (9)  -- Opinion and Consent of Counsel.***

             (10) -- Consent of Independent Accountants.***

             (11) -- Not Applicable.

             (12) -- None.

             (13) -- Schedule for computation of performance quotations.***

             (27) -- Not Applicable.

*Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, File Nos. 333-40309/811-08483 filed electronically on February 3, 1998.

**Incorporated by reference to Form N-4 Great American Reserve Variable Annuity Account G, File Nos. 333-00373/811-07501, filed electronically on January 23, 1996.

***Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 33-61122 and 811-04819) filed electronically on April 28, 1998.

ITEM 25. DIRECTORS AND OFFICERS OF GREAT AMERICAN RESERVE

       The following table sets forth certain information regarding the executive officers of Great American Reserve who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.

                                 Positions and Offices
Name                             With Great American Reserve
- ----                           ---------------------------

Ngaire E. Cuneo                  Director

Stephen C. Hilbert               Director and Chairman of the Board

Thomas J. Kilian                 Director and President

Rollin M. Dick                   Director, Executive Vice President
                                 and Chief Financial Officer

John J. Sabl                     Director, Executive Vice President,
                                 General Counsel and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       The following information concerns those companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

     CONSECO, INC. (Indiana) - (publicly traded)

          CIHC, Incorporated (Delaware)

               Bankers National Life Insurance Company (Texas)

                    National Fidelity Life Insurance Company (Missouri)

               Bankers Life Insurance Company of Illinois (Illinois)

                    Bankers Life & Casualty Company (Illinois)

                         Certified Life Insurance Company (California)

               Jefferson National Life Insurance Company of Texas (Texas)

                    Beneficial Standard Life Insurance Company (California)

                    Great American Reserve Insurance Company (Texas)

               American Life Holdings, Inc. (Delaware)

                    American Life Holding Company (Delaware)

                         American Life and Casualty Insurance Company (Iowa)

                              Vulcan Life Insurance Company (Alabama) - (98%)

               Life Partners Group, Inc. (Delaware)

                    Wabash Life Insurance Company (Kentucky)

                 Massachusetts General Life Insurance Company (Massachusetts)

                    Philadelphia Life Insurance Company (Pennsylvania)

                         Lamar Life Insurance Company (Mississippi)

          American Travellers Life Insurance Company (Pennsylvania)

               United General Life Insurance Company (Texas)

               American Travellers Insurance Company of New York (New York)

          Intermediate Holdings, Inc. (Delaware)
               THD, Inc. (Delaware)

                    TLIC Life Insurance Company (Texas)

                         Transport Life Insurance Company (Texas)

                              Continental Life Insurance Company (Texas)

          Capitol American Financial Corporation (Ohio)

               Capitol Insurance Company of Ohio (Ohio)

               Capitol American Life Insurance Company (Arizona)

                    Frontier National Life Insurance Company (Ohio)

                    Capitol National Life Insurance Company (Ohio)

               Conseco Capital Management, Inc. (Delaware)

Conseco Equity Sales, Inc. (Texas)

Conseco Financial Services, Inc. (Pennsylvania)

Conseco Marketing, LLC (Indiana)

Conseco Services, LLC (Indiana)

Lincoln American Life Insurance Company (Tennessee)

Marketing Distribution Systems, Consulting Group, Inc. (Delaware)

     MDS of New Jersey, Inc. (New Jersey)

     MDS Securities Incorporated (Delaware)

     Bankmark School of Business, Inc. (Delaware)



    Conseco Series Trust (Massachusetts)*

     Conseco Fund Group (Massachusetts) (publicly held)**

* The shares of Conseco Series Trust currently are sold to Bankers National Variable Account B, Great American Reserve Variable Annuity Account C, Great American Reserve Variable Annuity Account E and Great American Reserve Variable Annuity Account F, each being segregated asse accounts established pursuant to Texas law by Bankers National Life Insurance Company and Great American Reserve Insurance Company, respectively.

** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 95% of its shares.

ITEM 27. NUMBER OF CONTRACT OWNERS
   As of March 31, 1998, there were 5,778 Contract Owners of qualified contracts and 0 Contract Owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

   The Board of Directors of Great American Reserve is indemnified by Great American Reserve against claims and liabilities to which such person may become subject by reason of having been a member of such Board or by reason of any action alleged to have been taken or omitted by him as such member, and the member shall be indemnified for all legal and other expenses reasonably incurred by him in connection with any such claim or liability; however, no indemnification shall be made in connection with any claim or liability unless such person (i) conducted himself in good faith, (ii) in the case of conduct in his official capacity as a member of the Board of Directors, reasonably believed that his conduct was in the best interests of Variable Account, and, in all other cases reasonably believed that his conduct was at least not opposed to the best interests of Variable Account, and (iii) in the case of any criminal proceeding, had no reasonable cause to believe that his conduct was unlawful.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to members of Great American Reserve's Board of Directors, officers and controlling persons of the Registrant pursuant to the provisions described under "Indemnification" or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   The Variable Account has no officers or employees. Employees of an affiliated company who perform administrative services for the Variable Account are covered by an officers and directors liability policy.


ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Great American Reserve Variable Annuity Account E
Great American Reserve Variable Annuity Account F
Great American Reserve Variable Annuity Account G
Conseco Fund Group

(b) The following table sets forth certain information regarding such underwriter's officers and directors. Their address is 11815 N.
Pennsylvania Street, Carmel, IN 46032.

                                            Positions and Offices
        Name                                with Conseco Equity Sales, Inc.
        ----                                -------------------------------
L. Gregory Gloeckner                        President and Director

                                            Senior Vice President,
James S. Adams                              Treasurer and Director

                                            Vice President, Senior Counsel,
William P. Latimer                          Secretary and Director

William T. Devanney, Jr.                    Senior Vice President,
                                            Corporate Taxes


Christene H. Darnell                        Vice President, Management
                                            Reporting

Lisa M. Zimerman                            Assistant Vice President,
                                            Corporate Taxes

Christine E. Monical                        Second Vice President and
                                            Assistant General Counsel


                                 Net Underwriting     Compensation on
Name of                          Discounts and        Redemption or                Brokerage
Principal Underwriter            Commissions          Annuitization                Commissions   Compensation*
- ---------------------            -----------          -------------                -----------   -------------

Conseco Equity                   None                 None                         None          None
Sales, Inc.


*Fees paid by Great American Reserve for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The accounts, books, or other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Great American Reserve Insurance Company, 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

ITEM 31. MANAGEMENT SERVICES
   Not Applicable.

ITEM 32. UNDERTAKINGS

   1. The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   2. The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.


   3. The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.


   4. The Securities and Exchange Commission (the "SEC") issued the American Counsel of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

            (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

            (2)  Include   appropriate   disclosure   regarding  the  redemption
         restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

            (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

            (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

   The  Registrant  is  relying  on  the  no-action  letter.  Accordingly,   the
provisions of paragraphs (1) - (4) above have been complied with.


      5. Great American Reserve represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great American Reserve.


                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Carmel, State of Indiana, on this 14th day of May, 1998.


                             GREAT AMERICAN RESERVE VARIABLE ANNUITY
                             ACCOUNT C
                               Registrant


                             By: Great American Reserve Insurance Company



                             By: /s/THOMAS J. KILIAN
                                 --------------------------------------




                          GREAT AMERICAN RESERVE INSURANCE COMPANY
                             Depositor

                          By: /s/THOMAS J. KILIAN
                             -------------------------------------

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                        Title                                  Date
-----------                        -----                                  ----

/s/STEPHEN C. HILBERT            Director and Chairman of the Board    May 14, 1998
------------------------------                                        --------------
Stephen C. Hilbert


/s/THOMAS J. KILIAN              Director and President                May 14, 1998
------------------------------   (Principal Executive Officer)        --------------
Thomas J. Kilian

/s/ROLLIN M. DICK                Director, Executive Vice President    May 14, 1998
------------------------------   and Chief Financial Officer          --------------
Rollin M. Dick                   (Principal Financial and Accounting
                                 Officer)


/s/NGAIRE E. CUNEO               Director                              May 14, 1998
------------------------------                                        ---------------
Ngaire E. Cuneo

/s/JOHN J. SABL                  Director, Executive Vice President,   May 14, 1998
------------------------------   General Counsel and Secretary        ----------------
John J. Sabl


INDEX TO EXHIBITS

EX-99.B(1) Resolution of the Board of Directors.
EX-99.B(3) Form of Principal Underwriting Agreement.
EX-99.B(4) Form of Group Variable Retirement Contract and
           Certificate.
EX-99.B(5) Application for Contracts.